Fair Value (Estimated Fair Values of Financial Instruments) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Other investments and advances, Carrying amount	¥ 409,938	¥ 454,313
Other investments and advances, Fair value	410,023	454,516
Long-term debt, including current portion, carrying amount	(1,535,858)	(1,236,052)
Long-term debt, including current portion, Fair value	(1,548,251)	(1,250,048)
Derivatives, Other current assets, Fair value	22,261	21,589
Derivatives, Other current liability, Fair Value	(13,617)	(9,137)
Cross Currency Swaps [Member]
Derivatives, Other current assets, Carrying amount
Derivatives, Other current assets, Fair value
Derivatives, Other current liabilities, Carrying amount	(462)	(283)
Derivatives, Other current liability, Fair Value	(462)	(283)
Interest Rate Swaps [Member]
Derivatives, Other current assets, Carrying amount	0	23
Derivatives, Other current assets, Fair value	0	23
To Sell Foreign Currencies [Member]
Derivatives, Other current assets, Carrying amount	1,420	3,511
Derivatives, Other current assets, Fair value	1,420	3,511
Derivatives, Other current liabilities, Carrying amount	(4,536)	(2,390)
Derivatives, Other current liability, Fair Value	(4,536)	(2,390)
To Buy Foreign Currencies [Member]
Derivatives, Other current assets, Carrying amount	451	5,494
Derivatives, Other current assets, Fair value	451	5,494
Derivatives, Other current liabilities, Carrying amount	(3,286)	(1,888)
Derivatives, Other current liability, Fair Value	(3,286)	(1,888)
To Sell Commodity [Member]
Derivatives, Other current assets, Carrying amount
Derivatives, Other current assets, Fair value
Derivatives, Other current liabilities, Carrying amount	(5,333)	(4,576)
Derivatives, Other current liability, Fair Value	(5,333)	(4,576)
To Buy Commodity [Member]
Derivatives, Other current assets, Carrying amount	20,390	12,561
Derivatives, Other current assets, Fair value	20,390	12,561
Derivatives, Other current liabilities, Carrying amount
Derivatives, Other current liability, Fair Value